Vessels,Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant And Equipment [Line Items]
Loss on sale of vessels	$ (15,590)	$ 0	$ 0
Vessels impairment charges	(145,964)	(187,401)
[VesselsDisposalsMember]
Property Plant And Equipment [Line Items]
Vessels aggregate carrying value	65,269
Aggregate gross proceeds from vessel sales	52,626
Loss on sale of vessels	15,590
Vessels impairment charges	54,611
[VesselsHeldForSaleNewMember]
Property Plant And Equipment [Line Items]
Deferred drydocking costs transferred from deferred charges to vessels held for sale	286
Vessels impairment charges	67,275
[SaleOfFourSubsidiariesUnderDvbFacilityMember]
Property Plant And Equipment [Line Items]
Date of sale of subsidiaries	January 29, 2013
[RemainingFleetMember]
Property Plant And Equipment [Line Items]
Vessels impairment charges	$ 24,078